Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per common share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net Loss	$(19,458)	$(6,852)

Net loss attributable per share to common stockholders	(19,458)	(6,852)

Denominator:
Weighted average shares of common stock outstanding – Basic	163,955,593	135,039,812
Dilutive effect of potential common stock	—	—

Weighted average shares of common stock outstanding – Diluted	163,955,593	135,039,812

Net loss per share attributable to common stockholders – Basic and Diluted	$(0.12)	$(0.05)

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the year ended December 31, 2020	For the Period from August 16, 2019 (inception) through December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,724,446	$—
Less: interest available to be withdrawn for payment of taxes	(347,291)

Net income	$1,377,155	$—

Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	23,619,408	—

Basic and diluted net income per share, Common stock subject to possible redemption	$0.06	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,928,961)	$(1,000)
Less: Net income allocable to Common stock subject to possible redemption	(1,377,155)	—

Non-Redeemable Net Loss	$(4,306,116)	$(1,000)

Denominator: Weighted average non-redeemable common stock
Basic and diluted weighted average shares outstanding, Common stock	7,292,253	6,337,784

Basic and diluted net loss per share, Common stock	$(0.59)	$(0.00)

Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings Per Share

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Three Months Ended March 31,
	2021	2020
Common stock options issued and outstanding	17,073,617	18,242,577
Restricted stock	—	13,079,520
Restricted stock units	1,435,217	—

Total	18,508,834	31,322,097